Annual Total Returns[BarChart] - Invesco Dynamic Large Cap Value ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	6.27%	16.17%	32.66%	12.26%	(4.68%)	18.68%	17.00%	(13.93%)	29.76%	(3.65%)